CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Consolidated net income of Century Communities, Inc.	$ 12,834	$ 9,381	$ 12,431	$ 7,439
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,790	310	937	196
Stock compensation expense	1,453	437	735
Deferred income tax provision	(1,631)	386	912
Deferred provision upon conversion		627	627
Deferred provision change post conversion			285
Excess tax benefit on stock-based compensation	(37)
Gain on disposition of assets	145	9	11
Changes in assets and liabilities:
Cash held in trust		995	2,917	(2,917)
Accounts receivable	(11,094)	(3,888)	(3,400)	(829)
Inventories	(116,368)	(63,902)	(92,250)	(28,758)
Prepaid expenses and other assets	(10,894)	(4,353)	(4,858)	(95)
Accounts payable	(285)	(2,708)	(2,749)	1,152
Accrued expenses and other liabilities	14,816	10,232	17,922	7,816
Payable to affiliates		(95)	(95)	95
Net cash used in operating activities	(109,271)	(52,569)	(67,498)	(15,901)
Investing activities:
Purchases of property and equipment	(393)	(344)	(550)	(839)
Business combinations	(178,235)	(15,132)	(15,708)
Net cash used in investing activities	(178,628)	(15,476)	(16,258)	(839)
Financing activities:
Borrowings under revolving credit facilities	99,000	26,671	26,671	31,500
Payments on revolving credit facilities	(99,000)	(47,044)	(47,044)	(16,335)
Proceeds from issuance of senior notes	198,478		5,763	11,123
Proceeds from notes payable	5,894	1,500
Principal payments	(1,562)	(12,833)	(17,096)	(1,256)
Debt issuance costs	(5,132)
Net proceeds from issuances of common stock	81,890	223,729	223,760
Principal payments on long-term debt, related party				(1,854)
Excess tax benefit on stock-based compensation	37
Contributions from members		1,500	1,500
Distributions to members		(3,830)	(3,830)	(6,309)
Distributions to noncontrolling interest		(257)	(950)	(1,015)
Net cash provided by financing activities	279,605	189,436	188,774	15,854
Net increase (decrease) in cash and cash equivalents	(8,294)	121,391	105,018	(886)
Cash and cash equivalents, Beginning of period	109,998	4,980	4,980	5,866
Cash and cash equivalents, End of period	101,704	126,371	109,998	4,980
Non-cash investing and financing information
Seller financed acquisitions of land	4,329
Inventory contributed by members		3,708	3,708	1,280
Noncash Distribution To Members				5,365
Inventory distributed to noncontrolling interests		2,296	1,603
Conversion of subordinated debt obligation to equity		11,244	11,244
Reconciliation of cash and cash equivalents
Cash and cash equivalents	101,704	126,371	109,998	4,980
Variable Interest Entity [Member]
Financing activities:
Cash and cash equivalents, End of period				623
Reconciliation of cash and cash equivalents
Cash and cash equivalents				623
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Financing activities:
Cash and cash equivalents, End of period			109,998	4,357
Reconciliation of cash and cash equivalents
Cash and cash equivalents			$ 109,998	$ 4,357